Cover	Dec. 06, 2022
Cover [Abstract]
Entity Registrant Name	AmpliTech Group, Inc.
Entity Central Index Key	0001518461
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Dec. 06, 2022
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	27-4566352
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Address State Or Province	NY
City Area Code	631
Local Phone Number	521-7831
Security 12b Title	Common Stock, par value $0.001 per share
Trading Symbol	AMPG
Security Exchange Name	NASDAQ
Entity File Number	001-40069
Entity Address Address Line 1	155 Plant Avenue
Entity Address City Or Town	Hauppauge
Entity Address Postal Zip Code	11788